PSF NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 97.8%
Common Stocks — 96.4%
Agricultural & Farm Machinery — 1.3%
AGCO Corp.	22,605	$2,173,923
Deere & Co.	11,575	3,864,777
		6,038,700
Agricultural Products — 1.5%
Darling Ingredients, Inc.*	110,001	7,276,566
Aluminum — 0.6%
Norsk Hydro ASA (Norway)	504,059	2,704,743
Building Products — 0.4%
ROCKWOOL A/S (Denmark)(Class B Stock)	10,959	1,728,649
Construction & Engineering — 0.8%
Quanta Services, Inc.	28,868	3,677,494
Construction Machinery & Heavy Trucks — 2.6%
Caterpillar, Inc.	22,134	3,631,747
Cummins, Inc.	26,000	5,291,260
Epiroc AB (Sweden)(Class B Stock)	245,229	3,092,255
		12,015,262
Construction Materials — 1.4%
Martin Marietta Materials, Inc.	9,620	3,098,506
Vulcan Materials Co.	22,932	3,616,605
		6,715,111
Copper — 2.0%
ERO Copper Corp. (Brazil)*	154,444	1,707,286
OZ Minerals Ltd. (Australia)	180,929	2,993,162
Southern Copper Corp. (Peru)	109,432	4,906,931
		9,607,379
Diversified Metals & Mining — 6.7%
BHP Group Ltd. (Australia)	414,978	10,315,578
Boliden AB (Sweden)	270,472	8,356,483
Grupo Mexico SAB de CV (Mexico)(Class B Stock)	911,273	3,077,772
IGO Ltd. (Australia)	644,288	5,667,485
South32 Ltd. (Australia)	1,739,613	4,129,685
		31,547,003
Electric Utilities — 2.3%
Iberdrola SA (Spain)	134,927	1,258,084
NextEra Energy, Inc.	41,466	3,251,349
Southern Co. (The)	59,876	4,071,568
Xcel Energy, Inc.	33,774	2,161,536
		10,742,537
Electrical Components & Equipment — 3.1%
Hubbell, Inc.	24,254	5,408,642
Legrand SA (France)	34,559	2,234,554
Schneider Electric SE	28,987	3,274,104
Shoals Technologies Group, Inc. (Class A Stock)*	159,853	3,444,832
		14,362,132
	Shares	Value
Common Stocks (continued)
Fertilizers & Agricultural Chemicals — 5.0%
CF Industries Holdings, Inc.	66,955	$6,444,419
FMC Corp.	66,862	7,067,313
Nutrien Ltd. (Canada)	117,121	9,765,549
		23,277,281
Forest Products — 0.9%
Svenska Cellulosa AB SCA (Sweden)(Class B Stock)	212,912	2,701,532
West Fraser Timber Co. Ltd. (Canada)	19,164	1,386,367
		4,087,899
Gold — 1.7%
Franco-Nevada Corp. (Canada)	21,340	2,549,028
Northern Star Resources Ltd. (Australia)	405,446	2,030,187
Perseus Mining Ltd. (Australia)	1,178,948	1,146,921
Wesdome Gold Mines Ltd. (Canada)*	329,965	2,231,059
		7,957,195
Industrial Gases — 4.7%
Air Liquide SA (France)	22,064	2,521,895
Air Products & Chemicals, Inc.	28,442	6,619,307
Linde PLC (United Kingdom)	47,578	12,826,553
		21,967,755
Industrial Machinery — 1.7%
Alfa Laval AB (Sweden)	114,651	2,843,003
Sandvik AB (Sweden)	168,527	2,297,285
Weir Group PLC (The) (United Kingdom)	173,302	2,682,927
		7,823,215
Integrated Oil & Gas — 14.1%
Chevron Corp.	105,824	15,203,734
Equinor ASA (Norway)	473,619	15,619,354
Galp Energia SGPS SA (Portugal)	627,847	6,040,760
Shell PLC (Netherlands)	321,521	7,976,271
TotalEnergies SE (France)	449,269	21,077,268
		65,917,387
Metal & Glass Containers — 1.6%
Ball Corp.	93,583	4,521,930
Verallia SA (France), 144A	124,078	2,789,495
		7,311,425
Multi-Utilities — 2.2%
Ameren Corp.	29,899	2,408,364
CMS Energy Corp.	30,211	1,759,489
Dominion Energy, Inc.	27,342	1,889,606
Sempra Energy	29,410	4,409,735
		10,467,194
Oil & Gas Equipment & Services — 4.4%
Baker Hughes Co.	113,269	2,374,118
Cactus, Inc. (Class A Stock)	87,652	3,368,467
ChampionX Corp.	132,483	2,592,692
Halliburton Co.	104,368	2,569,540
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PSF NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil & Gas Equipment & Services (cont’d.)
Liberty Energy, Inc. (Class A Stock)*	151,009	$1,914,794
TechnipFMC PLC (United Kingdom)*	386,558	3,270,281
Tenaris SA, ADR	109,100	2,819,144
TGS ASA (Norway)	143,590	1,755,008
		20,664,044
Oil & Gas Exploration & Production — 20.9%
Aker BP ASA (Norway)	168,955	4,849,775
Canadian Natural Resources Ltd. (Canada)	84,257	3,922,051
ConocoPhillips	265,527	27,174,033
Devon Energy Corp.	230,615	13,866,880
EOG Resources, Inc.	155,520	17,376,250
Hess Corp.	113,667	12,388,566
Magnolia Oil & Gas Corp. (Class A Stock)	218,376	4,326,029
Pioneer Natural Resources Co.	63,504	13,750,521
		97,654,105
Oil & Gas Storage & Transportation — 1.8%
Equitrans Midstream Corp.	377,212	2,821,546
TC Energy Corp. (Canada)	141,527	5,702,123
		8,523,669
Packaged Foods & Meats — 0.7%
Bakkafrost P/F (Faroe Islands)	86,020	3,423,603
Paper Packaging — 3.2%
Avery Dennison Corp.	18,119	2,947,961
International Paper Co.	113,530	3,598,901
Mayr Melnhof Karton AG (Austria)	1,551	199,741
Packaging Corp. of America	60,587	6,803,314
Westrock Co.	54,021	1,668,709
		15,218,626
Paper Products — 1.4%
Mondi PLC (Austria)	113,040	1,736,570
UPM-Kymmene OYJ (Finland)	154,410	4,900,116
		6,636,686
Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $1,102,975; purchased 11/27/07)*^(f)	129,100	21,622
Railroads — 1.3%
Norfolk Southern Corp.	12,874	2,699,034
Union Pacific Corp.	16,751	3,263,430
		5,962,464
Semiconductor Equipment — 0.4%
Entegris, Inc.	22,377	1,857,739
Specialized REITs — 0.8%
Rayonier, Inc., REIT	88,466	2,651,326
Weyerhaeuser Co., REIT	35,919	1,025,847
		3,677,173
	Shares	Value
Common Stocks (continued)
Specialty Chemicals — 6.3%
Akzo Nobel NV (Netherlands)	62,029	$3,515,181
Albemarle Corp.	10,924	2,888,743
Element Solutions, Inc.	145,131	2,361,281
Koninklijke DSM NV (Netherlands)	8,135	925,686
RPM International, Inc.	79,118	6,591,321
Sherwin-Williams Co. (The)	47,782	9,783,364
Shin-Etsu Chemical Co. Ltd. (Japan)	15,700	1,553,622
Sika AG (Switzerland)	9,411	1,891,533
		29,510,731
Steel — 0.6%
Reliance Steel & Aluminum Co.	15,958	2,783,235

Total Common Stocks (cost $426,788,934)		451,158,624
Preferred Stock — 1.4%
Electric Utilities
NextEra Energy, Inc., CVT, 5.279%, Maturing 03/01/23	132,925	6,617,007
(cost $6,430,745)

Total Long-Term Investments (cost $433,219,679)		457,775,631
Short-Term Investment — 1.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $8,605,682)(wb)	8,605,682	8,605,682

TOTAL INVESTMENTS—99.6% (cost $441,825,361)		466,381,313

Other assets in excess of liabilities — 0.4%		1,638,771

Net Assets — 100.0%		$468,020,084

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVT	Convertible Security
REITs	Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $21,622 and 0.0% of net assets.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the original cost of such security is $1,102,975. The value of $21,622 is 0.0% of net assets.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

A2

PSF NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3